Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accrued Expenses and Other Payables

	December 31,
	2018	2019
	RMB	RMB
Amounts due to China Telecom Group	2,171	6,069
Amounts due to China Tower	1,246	1,261
Amounts due to other telecommunications operators in the PRC	46	32
Accrued expenses	33,811	34,628
Value-added tax payable	484	564
Customer deposits and receipts in advance	5,739	5,962

	43,497	48,516